NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Accounting Policies [Abstract]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Life
Estimated Useful Life
Furniture	7 years
Appliances	5 years
Leasehold improvement	Lesser of useful life and lease term

Estimated Useful Life
Furniture	7 years
Appliances	5 years
Leasehold improvement	Lesser of useful life and lease term

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Dissaggregation of Revenues (Details

	Three months ended
	February 29, 2024	February 28, 2023
Consulting services	$102,347	$—
NFT licenses	171,001	177,286
Theatre admissions	77,518	79,756
Food and beverage sales	34,387	41,397
Total revenue	$385,253	$298,439

	Six months ended
	February 29, 2024	February 28, 2023
Copyrights sales	$531,800	$—
Embedded marketing service	125,489	—
Consulting services	102,347	—
NFT licenses	228,000	357,286
Theatre admissions	135,342	115,918
Food and beverage sales	64,022	62,047
Total revenue	$1,187,000	$535,251

	August 31, 2023	August 31, 2022
Copyrights sales	$250,000	$2,806,000
NFT licenses	698,000	122,000
Theatre admissions	345,057	—
Food and beverage sales	180,165	—
Total revenue	$1,473,222	$2,928,000